Retirement Benefit Obligations - Summary of Retirement Benefit Expense in Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Defined Benefit Plans
Total defined contribution expense	$ 316	$ 297	$ 279
Total defined benefit expense/(credit)	56	71	69
Total expense in Consolidated Income Statement	372	368	348
Discontinued operations
Disclosure of Defined Benefit Plans
Total defined contribution expense	6	12	10
Total defined benefit expense/(credit)	$ 0	$ 1	$ 1